Interim Condensed Consolidated Statement of Comprehensive (Loss)/Income (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Profit or loss [abstract]
(Loss)/profit for the period	$ (4,058,982)	$ (31,862,601)	$ 40,171,011
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods:
Exchange difference on translation of foreign operation	10,292	80,791	(21,628)
Total comprehensive (loss)/income for the period	$ (4,048,690)	$ (31,781,810)	$ 40,149,383